Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Measurements [Abstract]
Schedule of Financial Assets Measured at Fair Value on a Recurring Basis, Excluding Accrued Interest Components

The Company’s financial assets measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments as of the following dates:

December 31, 2024
Fair value measurements using input type
	Level 1	Level 2	Total
Cash and cash equivalents:
Money market funds	$-	$-	$-
Total financial assets	$-	$-	$-

December 31, 2023
Fair value measurements using input type
	Level 1	Level 2	Total
Cash and cash equivalents:
Money market funds	$-	$-	$-
Total financial assets	$-	$-	$-

	December 31, 2022
	Fair value measurements using input type
	Level 1	Level 2	Total
Cash and cash equivalents:
Money market funds	$2.5	$-	$2.5
Other current liabilities:
Foreign currency derivative instruments	$-	$(56)	$(56)
Total financial assets (liabilities)	$2.5	$(56)	$(53.5)